Patents (Tables)	12 Months Ended
Oct. 31, 2022
Intangible assets and goodwill [abstract]
Disclosure of detailed information about patents [Table Text Block]
	As at			As at
	November 1,			October 31,
	2021	Additions	Disposals	2022
Cost	$681,288	$-	$-	$681,288
Accumulated amortization	677,411	3,877	-	681,288
Net book value	$3,877	$(3,877)	$-	$-

	As at			As at
	November 1,			October 31,
	2020	Additions	Disposals	2021
Cost	$681,288	$-	$-	$681,288
Accumulated amortization	669,411	8,000	-	677,411
Net book value	$11,877	$(8,000)	$-	$3,877